Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SAFE PRO GROUP INC.
Entity Central Index Key	0002011208
Entity Tax Identification Number	87-4227079
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18305 Biscayne Blvd. Suite 222
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	(786)
Local Phone Number	409-4030
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	18305 Biscayne Blvd. Suite 222
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	(786)
Local Phone Number	409-4030
Contact Personnel Name	Daniyel Erdberg